Lease Prepayments and Other Non-current Assets (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	¥ 858,283
Closing net book amount	481,414	¥ 858,283
Land use rights [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	0	374,172
Additions	0	0
Charge for the year	0	(14,815)
Transferred to assets classified as held for sale		(24,331)
Closing net book amount	0	0
Land use rights [member] | Previously stated ending amount [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	335,026
Closing net book amount		335,026
Other Intangible assets [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	20,568	23,489
Additions	1,762	3,008
Charge for the year	(4,695)	(5,929)
Transferred to assets classified as held for sale		0
Closing net book amount	17,635	20,568
Other Intangible assets [member] | Previously stated ending amount [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	20,568
Closing net book amount		20,568
Long-term prepaid expense [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	502,689	349,588
Additions	170,687	374,519
Charge for the year	(209,597)	(221,418)
Transferred to assets classified as held for sale		0
Closing net book amount	463,779	502,689
Long-term prepaid expense [member] | Previously stated ending amount [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	502,689
Closing net book amount		502,689
Total [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	523,257	747,249
Additions	172,449	377,527
Charge for the year	(214,292)	(242,162)
Transferred to assets classified as held for sale		(24,331)
Closing net book amount	481,414	523,257
Total [member] | Previously stated ending amount [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Opening net book amount	¥ 858,283
Closing net book amount		¥ 858,283